Reverse Capitalization	6 Months Ended
Jun. 30, 2024
Reverse Capitalization
Reverse Capitalization

Note 3 — Reverse Capitalization

On March 22, 2024, the Company’s share consolidation plan became effective. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01. The following information in Note 3 was adjusted for the reverse stock split as required by ASC 260.

On December 9, 2022, in accordance with the Merger Agreement, the Closing occurred, pursuant to which Venus issued 3,960,396 ordinary shares to VIYI shareholders.

Immediately after giving effect to the Business Combination, MicroAlgo has 4,385,671 ordinary shares issued and outstanding consisting of (i) the 396,375 ordinary shares held by previous Venus public shareholders and its Sponsor; (ii) the 3,960,396 newly issued Venus ordinary shares to the VIYI shareholders pursuant to the Merger Agreement, of which 79,208 ordinary shares issued to the Majority Shareholder will be held in escrow to satisfy any potential indemnification claims(s) which may be made by Venus under the Merger Agreement; (iii) the 21,400 newly issued Venus ordinary shares to the Joyous JD Limited as part of the backstop investment; and (iv) the 7,500 ordinary shares held by Venus’ underwriter.

Venus rights held by its Sponsor and previous public investors were automatically converted to 48,250 ordinary shares upon the consummation of the Business Combination.

Immediately after the closing of the Business Combination, MicroAlgo has 4,825,000 warrants issued and outstanding, consisting of (i) 4,600,000 warrants held by previous public investors of Venus; and (ii) 225,000 warrants held by the Sponsor of Venus.

Common shares issued and outstanding following the Closing are as follows:

Venus public shares after redemption	210,625
Venus shares converted from rights	48,250
Venus Sponsor shares	137,500
Venus shares issued to underwriter	7,500
Venus shares issued in the Business Combination	3,960,396
Venus shares issued to Joyous JD Limited	21,400
Weighted average shares outstanding	4,385,671
Percent of shares owned by VIYI shareholders	90.3%
Percent of shares owned by underwriter	0.17%
Percent of shares owned by Venus	9.04%
Percent of shares owned by Joyous JD limited	0.49%